Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Property and Equipment

Property and equipment consisted of the following:

	June 30, 2023	December 31, 2022
E&P
Proved properties	$—	$—
Unproved properties	3,189,031	—
Total capitalized costs	3,189,031	—
Less: Accumulated depreciation, depletion and amortization	—	—
Net capitalized costs	$3,189,031	$—

Cryptocurrency Mining
Cryptocurrency miners	$4,146,687	$—
Mobile data centers	146,735	—
Total	4,293,422	—
Less: Accumulated depreciation	(132,851)	—
Net, property and equipment	$4,160,571	$—

Creek Road Miners Inc [Member]
Schedule of Property and Equipment

Property and equipment, excluding those associated with discontinued operations, stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31,
	2022	2021
Cryptocurrency miners	$2,152,970	$1,784,062
Mobile data centers	219,372	518,663
Computer equipment	6,881	12,771
Total	2,379,223	2,315,496
Less accumulated depreciation	(747,216)	(89,136)
Net, Property and equipment	$1,632,007	$2,226,360